Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000105241
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Altegris Futures Evolution Strategy Fund
Average Annual Return, Percent	(18.13%)	4.38%	1.10%
C000105242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Altegris Futures Evolution Strategy Fund
C000105243
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Altegris Futures Evolution Strategy Fund
Without Sales Load [Member] | C000105241
Average Annual Return [Line Items]
Average Annual Return, Percent	(13.14%)	5.62%	1.70%
Without Sales Load [Member] | C000105242
Average Annual Return [Line Items]
Average Annual Return, Percent	(13.92%)	4.83%	0.94%
Without Sales Load [Member] | C000105243
Average Annual Return [Line Items]
Average Annual Return, Percent	(13.03%)	5.85%	1.95%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.91%	(1.16%)	1.17%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.91%	(1.16%)	1.17%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.91%	(1.16%)	1.17%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.71%	2.78%	1.98%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.71%	2.78%	1.98%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.71%	2.78%	1.98%